Loans and Allowance for Credit Losses (Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017	[4]	Mar. 31, 2016
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[1]	¥ 961,616		¥ 1,036,026
Recorded loan balance, Not requiring an allowance for credit losses	[1],[2]	248,175		295,097
Recorded loan balance, Total	[1],[3]	1,209,791		1,331,123
Unpaid principal balance	[1]	1,323,951		1,476,922
Related allowance for credit losses	[1]	391,154		494,326
Accrual TDRs included in impaired loans		617,651	[4]	670,255	[4]	¥ 819,819		¥ 613,844
Impaired loans held for sales		12,702		61
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Accrual TDRs included in impaired loans		497,013		536,748
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		8,136		7,837
Recorded loan balance, Total	[3]	8,136		7,837
Unpaid principal balance		14,990		15,470
Related allowance for credit losses		5,450		4,324
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		560,474		626,469
Recorded loan balance, Not requiring an allowance for credit losses	[2]	157,465		188,984
Recorded loan balance, Total	[3]	717,939		815,453
Unpaid principal balance		759,399		875,795
Related allowance for credit losses		227,004		331,851
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		349,597		361,268
Recorded loan balance, Not requiring an allowance for credit losses	[2]	28,189		36,566
Recorded loan balance, Total	[3]	377,786		397,834
Unpaid principal balance		384,306		408,124
Related allowance for credit losses		92,919		166,098
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		8,366		10,936
Recorded loan balance, Not requiring an allowance for credit losses	[2]	5,975		7,172
Recorded loan balance, Total	[3]	14,341		18,108
Unpaid principal balance		14,779		18,490
Related allowance for credit losses		6,574		7,921
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		20,848		43,553
Recorded loan balance, Not requiring an allowance for credit losses	[2]	29,961		23,053
Recorded loan balance, Total	[3]	50,809		66,606
Unpaid principal balance		55,943		71,809
Related allowance for credit losses		5,704		10,665
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		30,239		38,097
Recorded loan balance, Not requiring an allowance for credit losses	[2]	13,020		16,600
Recorded loan balance, Total	[3]	43,259		54,697
Unpaid principal balance		46,838		59,335
Related allowance for credit losses		20,059		25,890
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		118,253		128,661
Recorded loan balance, Not requiring an allowance for credit losses	[2]	45,620		49,628
Recorded loan balance, Total	[3]	163,873		178,289
Unpaid principal balance		175,714		189,404
Related allowance for credit losses		84,503		94,832
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		1,012		1,125
Recorded loan balance, Not requiring an allowance for credit losses	[2]	21		26
Recorded loan balance, Total	[3]	1,033		1,151
Unpaid principal balance		1,033		1,151
Related allowance for credit losses		830		972
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		8,794		18,782
Recorded loan balance, Not requiring an allowance for credit losses	[2]	6,929		7,852
Recorded loan balance, Total	[3]	15,723		26,634
Unpaid principal balance		16,587		28,082
Related allowance for credit losses		6,817		16,041
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		13,772		12,978
Recorded loan balance, Not requiring an allowance for credit losses	[2]	17,989		34,282
Recorded loan balance, Total	[3]	31,761		47,260
Unpaid principal balance		38,342		67,525
Related allowance for credit losses		6,874		5,350
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		9,593		11,069
Recorded loan balance, Not requiring an allowance for credit losses	[2]	9,761		13,805
Recorded loan balance, Total	[3]	19,354		24,874
Unpaid principal balance		25,857		31,875
Related allowance for credit losses		2,724		4,082
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		127,521		122,243
Recorded loan balance, Not requiring an allowance for credit losses	[2]	34,484		40,249
Recorded loan balance, Total	[3]	162,005		162,492
Unpaid principal balance		183,133		190,518
Related allowance for credit losses		85,966		82,855
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	97,176		105,089
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]	6,495		6,261
Recorded loan balance, Total	[3],[5]	103,671		111,350
Unpaid principal balance	[5]	120,526		134,777
Related allowance for credit losses	[5]	14,357		16,928
Accrual TDRs included in impaired loans		34,449		40,734
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	64,691		66,964
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]	330		388
Recorded loan balance, Total	[3],[5]	65,021		67,352
Unpaid principal balance	[5]	72,226		74,840
Related allowance for credit losses	[5]	21,829		21,223
Accrual TDRs included in impaired loans		26,183		28,541
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	46,552		48,895
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]	23,208		33,650
Recorded loan balance, Total	[3],[5]	69,760		82,545
Unpaid principal balance	[5]	83,300		94,565
Related allowance for credit losses	[5]	8,294		7,743
Accrual TDRs included in impaired loans		33,155		39,333
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	57,066		58,529
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]	26,193		25,565
Recorded loan balance, Total	[3],[5]	83,259		84,094
Unpaid principal balance	[5]	90,377		90,957
Related allowance for credit losses	[5]	28,254		29,402
Accrual TDRs included in impaired loans		¥ 26,851		¥ 24,899

[1]	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥61 million and ¥12,702 million at March 31, 2018 and 2019, respectively.
[2]	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans' original effective interest rate, loans' observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
[3]	Included in impaired loans at March 31, 2018 and 2019 are accrual TDRs as follows: ¥536,748 million and ¥497,013 million-Commercial; ¥40,734 million and ¥34,449 million-Residential; ¥28,541 million and ¥26,183 million-Card; ¥39,333 million and ¥33,155 million-MUFG Americas Holdings; and ¥24,899 million and ¥26,851 million-Krungsri, respectively.
[4]	For the fiscal year ended March 31, 2017, lease receivables of ¥875 million and ¥74 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,065 million and ¥389 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2017. For the fiscal year ended March 31, 2018, lease receivables of ¥1,809 million and ¥113 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,282 million and ¥1,286 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2018. For the fiscal year ended March 31, 2019, lease receivables of ¥2,947 million and ¥2,088 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥5,060 million and ¥3,361 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2019.
[5]	Impaired Loans for Residential, Card, MUAH and Krungsri segments in the above table include loans acquired with deteriorated credit quality.